 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Multimarkets Income Trust - MMT

Report of the calendar month ending August 31, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
08/20/03	Shares of beneficial interest	29,000	6.05	6.60	Merrill Lynch
08/21/03	Shares of beneficial interest	29,000	6.05	6.60	Merrill Lynch

Total Shares Repurchased: 58,000

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management